Other non-current assets	12 Months Ended
Mar. 31, 2014
Other non-current assets

10. Other non-current assets:

Other non-current assets as of March 31, 2013 and 2014 consist of the following:

	Yen in millions
	March 31
	2013	2014
Intangible assets *1	¥63,989	¥68,606
Deferred tax assets	7,116	1,482
Other *2	5,810	7,599

	¥76,915	¥77,687

Notes:

*1	“Intangible assets” information is described in Note 4 “Goodwill and other intangible assets”
*2	“Other” primarily consists of Long-term prepaid expenses.